Intangible assets (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
EBITDA growth rates	6.88%	5.69%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	10.82%	11.66%
Growth rates	3.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	11.73%	13.97%
Growth rates	9.50%	7.53%
Discount Rates [Member]
IfrsStatementLineItems [Line Items]
Description	Represent the current market assessment of the specific risks associated to the CGUs, estimated based on information from both internal and external sources, including the Company’s and third parties historical weighted-average cost of capital (WACC).
Perpetuity Growth Rate [Member]
IfrsStatementLineItems [Line Items]
Description	Cash flow projections include specific estimates for a five-year period followed by a terminal growth rate, determined based on management's internal estimate of the long-term compound annual growth rate (CAGR), consistent with the assumptions that would be made by a market participant.
E B I T D A [Member]
IfrsStatementLineItems [Line Items]
Description	EBITDA growth rate was estimated using historical performance as a baseline, adjusted for:- Expected revenue growth, driven by increases in both sales volume and pricing.- Expected margin expansion, which reflects operational efficiencies and scale economies as volumes increase, partially offset by projected increases in costs.